Financial Instrument Risks and Risk Management - Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Loans and borrowings	$ 924,980	$ 828,024
Current portion of derivative liabilities	19,911	10,705
Lease liabilities	46,728	35,500	$ 45,097
Reclamation and closure costs	134,980	$ 98,716	$ 99,148
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	230,689
Loans and borrowings	1,165,132
Current portion of derivative liabilities	4,044
Lease liabilities	55,170
Other financial liabilities	45,680
Reclamation and closure costs	214,860
Purchase commitments	121,860
Other operating commitments	135,333
Total	1,972,768
Liquidity risk | Within 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	230,689
Loans and borrowings	207,072
Current portion of derivative liabilities	2,314
Lease liabilities	30,109
Other financial liabilities	6,745
Reclamation and closure costs	15,660
Purchase commitments	65,077
Other operating commitments	37,855
Total	595,521
Liquidity risk | 1-2 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	198,622
Current portion of derivative liabilities	1,730
Lease liabilities	12,180
Other financial liabilities	13,156
Reclamation and closure costs	13,689
Purchase commitments	8,267
Other operating commitments	20,392
Total	268,036
Liquidity risk | 2-3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	570,300
Current portion of derivative liabilities	0
Lease liabilities	6,390
Other financial liabilities	7,510
Reclamation and closure costs	19,337
Purchase commitments	7,495
Other operating commitments	21,208
Total	632,240
Liquidity risk | 3-4 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	8,308
Current portion of derivative liabilities	0
Lease liabilities	4,944
Other financial liabilities	7,403
Reclamation and closure costs	20,220
Purchase commitments	7,092
Other operating commitments	22,056
Total	70,023
Liquidity risk | 4–5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	180,830
Current portion of derivative liabilities	0
Lease liabilities	1,455
Other financial liabilities	7,296
Reclamation and closure costs	16,374
Purchase commitments	6,931
Other operating commitments	22,939
Total	235,825
Liquidity risk | Thereafter
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables and accrued liabilities	0
Loans and borrowings	0
Current portion of derivative liabilities	0
Lease liabilities	92
Other financial liabilities	3,570
Reclamation and closure costs	129,580
Purchase commitments	26,998
Other operating commitments	10,883
Total	$ 171,123